BUSINESS COMBINATIONS - Goodwill Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Balance at beginning of year	$ 734,952	$ 567,451
Additions related to new acquisitions (note 26.2)	401,163	184,036
Translation	25,293	(17,322)
Measurement period adjustment	2,275	787
Balance at end of year	$ 1,163,683	$ 734,952